PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 － PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of
	December 31, 2025	June 30, 2026
At cost:
Leasehold improvements	$1,265,243	$1,003,778
Leasehold properties		1,183,737
Freehold land	2,794,950	2,695,340
Freehold buildings	2,681,984	2,586,399
Office equipment	350,335	342,084
Furniture and fixtures	1,234,330	1,726,566
Motor vehicles	74,935	72,265
	8,401,777	9,610,169
Less: accumulated depreciation	(4,047,571)	(3,725,919)
Property, plant and equipment, net	$4,354,206	$5,884,250

Depreciation expense for the six months ended June 30, 2025 and 2026 were $142,739 and $229,552, respectively.